Stock-Based Compensation (Details) - USD ($) $ in Thousands		8 Months Ended	12 Months Ended
	Oct. 19, 2023	Jan. 07, 2024	Apr. 30, 2023	Dec. 29, 2023	Apr. 24, 2022	Dec. 31, 2008
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized expense		$ 6,768	$ 1,483
Restricted Stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Awards outstanding (in shares)		0	0		0
Employee Stock Option
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized expense, period of recognition		3 years 8 months 15 days	2 years 6 months
2008 Equity Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares authorized (in shares)						2,900,000
Vesting percentage			20.00%
Vesting period			5 years
Expiration period			10 years
Expiration period, employee termination			90 days
2023 Stock Option Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares authorized (in shares)	1,500,000
2023 Omnibus Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares authorized (in shares)				12,900,000
Vesting percentage	20.00%
Vesting period	5 years
Expiration period	10 years
Expiration period, employee termination	90 days